May 6, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account G
WRL Asset Advisor
(File No. 333-149386)

Filer CIK No.: 0001366273

Dear Sir or Madam:

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account G (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 18, 2011 via EDGAR.

Sincerely,

                            /s/Gayle A. Morden
             Gayle A.  Morden
Manager – Registered Products & Distribution

Attachment

cc:  Arthur D. Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
        Priscilla Hechler